Fair Value Measurements (Details 2) (Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	$ 53,867	$ 60,377
Purchases	13,886	(2,565)	50,000
Transfers into Level 3	27,729
Total gains or losses (realized or unrealized):
Included in net income (loss)	5,239	2,022	709
Included in other comprehensive income (loss)	1,610	(5,967)	9,668
Balance, end of Period	102,331	53,867	60,377
Available for sale securities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	56,277	60,377
Purchases			50,000
Total gains or losses (realized or unrealized):
Included in net income (loss)	2,166	1,867	709
Included in other comprehensive income (loss)	1,610	(5,967)	9,668
Balance, end of Period	60,053	56,277	60,377
Loans held for sale
Rollforward for financial instruments measured at fair value using Level 3 inputs
Transfers into Level 3	27,729
Total gains or losses (realized or unrealized):
Balance, end of Period	27,729
Mortgage servicing asset
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	2,080
Purchases	13,886	1,890
Total gains or losses (realized or unrealized):
Included in net income (loss)	4,183	190
Balance, end of Period	20,149	2,080
Derivative Liabilities
Rollforward for financial instruments measured at fair value using Level 3 inputs
Balance, beginning of Period	(4,490)	(4,455)
Total gains or losses (realized or unrealized):
Included in net income (loss)	(1,110)	(35)
Balance, end of Period	$ (5,600)	$ (4,490)